UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund, Inc. - National Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.4%
Long-Term Municipal Bonds - 100.4%
Alabama - 2.0%
Birmingham Water Works Board
Series 2011
5.00%, 1/01/31	$10,000	$11,761,300
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	3,900	3,965,022
AGM Series 2004
5.50%, 1/01/21	1,000	1,010,420
University of Alabama (The)
Series 2008A
5.75%, 9/01/22	3,000	3,481,950

		20,218,692

Arizona - 2.5%
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	14,769,999
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	975	931,476
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	1,917	1,922,770
Industrial Development Authority of the County of Pima (The) (Horizon Community Learning Center)
Series 2005
5.125%, 6/01/20	3,310	3,316,951
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,466,699
Sundance Community Facilities District Assessment District No 1
Series 2002
7.75%, 7/01/22	169	169,159

		25,577,054

California - 15.5%
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31	5,560	6,561,912
California Econ Recovery
Series 2009A
5.25%, 7/01/21	1,510	1,794,695
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (a)	11,130	12,298,686

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008
6.25%, 8/15/28	$1,715	$2,017,406
Series 2008A
5.50%, 8/15/23	80	92,126
City of Chula Vista CA (San Diego Gas & Electric Co.)
Series 1996A
5.30%, 7/01/21	4,000	4,085,320
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	11,080,017
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,769,565
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,910	2,201,122
Los Angeles Community College District/CA
Series 2015A
4.00%, 8/01/33	10,000	10,915,700
Los Angeles Department of Water & Power PWR
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	18,814,979
Los Angeles Department of Water & Power WTR
Series 2013A
5.00%, 7/01/31	9,115	10,819,870
Series 2013B
5.00%, 7/01/32	1,900	2,267,688
Manteca Unified School District (Manteca Unified School District CFD No 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	6,087,916
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 3/02/15 (Pre-refunded/ETM)	1,000	1,157,130
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	20,284,351
Series 2014A
5.00%, 8/01/34	5,790	6,824,152
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/25	3,000	3,373,590
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,238,256
State of California
Series 2007
5.00%, 11/01/32	10,000	10,994,300
Series 2013
5.00%, 11/01/29	8,000	9,694,320

	Principal Amount (000)	U.S. $ Value
University of California
Series 2013A
5.00%, 5/15/30	$3,200	$3,847,936

		159,221,037

Colorado - 2.7%
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	2,200	2,321,541
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,517,296
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,369,887
5.375%, 9/01/26	3,600	4,194,504
Park Creek Metropolitan District
Series 2005
5.50%, 12/01/30	1,900	1,951,984
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (b)(c)	3,122	1,092,700
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,747,640
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	1,950	2,115,438
Todd Creek Village Metropolitan District No 1
Series 2004
6.125%, 12/01/19 (c)	820	410,000
Todd Creek Village Metropolitan District No 1 COP
Series 2006
6.125%, 12/01/22 (b)(c)	1,210	302,500

		28,023,490

Connecticut - 0.7%
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	7,676,059

District of Columbia - 1.8%
District of Columbia (Catholic University of America (The))
Series 2010
5.00%, 10/01/34	700	779,471
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	11,318,400
District of Columbia (Friendship Public Charter School, Inc.)
ACA Series 2006
5.00%, 6/01/26	1,000	1,023,390

	Principal Amount (000)	U.S. $ Value
Washington Convention & Sports Authority
AMBAC Series 2007A
5.00%, 10/01/23	$5,000	$5,359,850

		18,481,111

Florida - 4.2%
Bonnet Creek Resort Community Development District
Series 2002
7.25%, 5/01/18	2,375	2,375,570
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,723,080
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,978,545
County of Miami-Dade FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,995,394
Hollywood Community Redevelopment Agency (Beach Community Redevelopment Agency of Hollywood)
XLCA Series 2007
5.00%, 3/01/24	5,000	5,293,900
Marshall Creek Community Development District
Series 2002
6.625%, 5/01/32 (c)	2,235	2,067,464
Miami-Dade County Educational Facilities Authority (University of Miami)
Series 2008A
5.20%, 4/01/24	2,500	2,628,925
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,438,350
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,098
6.05%, 11/01/39	750	750,233
Palm Beach County Health Facilities Authority (Sinai Residences of Boca Raton Project)
Series 2014C
6.00%, 6/01/21	1,650	1,807,608
Pasco County Housing Finance Authority (Pasco Woods Ltd.)
Series 1999A
5.90%, 8/01/39	3,620	3,622,027
West Palm Beach Community Redevelopment Agency
Series 2005
5.00%, 3/01/25-3/01/29	4,620	4,829,731

		42,760,925

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	515	581,986

	Principal Amount (000)	U.S. $ Value
Illinois - 10.3%
Chicago Board of Education
AGM Series 2007B
5.00%, 12/01/24	$10,000	$10,851,400
Chicago O’Hare International Airport
XLCA Series 2003B-1
5.25%, 1/01/34	5,100	5,117,901
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	2,960	3,091,513
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32	1,414	1,416,969
City of Chicago IL (City of Chicago IL Sales Tax)
AGM Series 2005
5.00%, 1/01/25	6,905	7,039,647
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,904,814
Illinois Finance Authority (Advocate Health Care Network Obligated Group)
Series 2014
5.00%, 8/01/33	11,500	13,627,500
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	2,050	2,196,349
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	754,478
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	3,935	2,759,852
Illinois Sports Facilities Authority
AMBAC Series 2001
5.50%, 6/15/30	4,960	5,099,872
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35 (d)	4,250	4,885,874
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	26,500	31,163,735
State of Illinois
Series 2012
5.00%, 3/01/31	2,000	2,182,600
Series 2014
5.00%, 5/01/35	1,000	1,093,540
Village of Manhattan IL (Village of Manhattan IL SSA No 2004-1)
Series 2005
5.875%, 3/01/28	2,058	2,090,949

	Principal Amount (000)	U.S. $ Value
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (e)	$3,350	$3,108,766

		105,385,759

Indiana - 2.2%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	14,694,012
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	6,840	8,044,387

		22,738,399

Louisiana - 3.9%
City of New Orleans LA
NATL Series 2005
5.00%, 12/01/29	3,990	4,117,042
5.25%, 12/01/21	4,495	4,657,584
RADIAN Series 2007A
5.00%, 12/01/18-12/01/22	5,200	5,691,709
Lafayette Consolidated Government (Lafayette LA Communications Sys Revenue)
XLCA Series 2007
5.25%, 11/01/20-11/01/23	8,765	9,766,919
Louisiana Agricultural Finance Authority
Series 2007
5.25%, 9/15/17	910	961,624
Louisiana Local Government Environmental Facilities & Community Development Auth (East Baton Rouge Sewerage Commission)
Series 2014
5.00%, 2/01/44	12,000	13,797,480
Louisiana Local Government Environmental Facilities & Community Development Auth (Parish of Jefferson LA)
Series 2009A
5.00%, 4/01/26	715	822,994

		39,815,352

Maine - 1.0%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33-7/01/34	9,310	10,628,963

Maryland - 0.1%
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	885	958,508

	Principal Amount (000)	U.S. $ Value
Massachusetts - 1.6%
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/40	$2,000	$2,139,740
5.50%, 1/01/30	4,750	5,406,640
Massachusetts Development Finance Agency (Seven Hills Foundation Obligated Group)
RADIAN Series 1999
5.15%, 9/01/28	6,035	6,038,681
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	2,245	2,518,823

		16,103,884

Michigan - 3.9%
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,927,091
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/34	11,225	12,300,355
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,312,620
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	2,485	2,796,395
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	6,675	6,449,252
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30	2,000	1,403,460
Wayne State University
Series 2009A
5.00%, 11/15/29	5,215	6,017,380

		40,206,553

Minnesota - 1.0%
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	1,350	1,454,679
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	3,000	3,754,050
University of Minnesota
Series 2014B
4.00%, 1/01/31-1/01/34	4,500	4,910,775

		10,119,504

	Principal Amount (000)	U.S. $ Value
Mississippi - 1.7%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010D
5.25%, 8/01/27	$15,000	$17,937,150

Missouri - 1.7%
City of Kansas City MO (City of Kansas City MO Lease)
Series 2008C
5.00%, 4/01/28	14,000	15,588,300
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,880	2,057,134

		17,645,434

Nebraska - 0.3%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,323,146

Nevada - 3.9%
Clark County School District
NATL Series 2005B
5.00%, 6/15/22	5,720	5,870,493
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2012B
5.00%, 7/01/29	6,070	7,063,538
County of Clark NV
AMBAC Series 2006
5.00%, 11/01/23	13,250	14,301,917
Las Vegas Valley Water District
NATL Series 2005A
5.00%, 6/01/27	5,000	5,072,100
Nevada System of Higher Education
AMBAC Series 2005B
5.00%, 7/01/25-7/01/26	1,585	1,648,800
State of Nevada
NATL Series 2007B
5.00%, 12/01/25	5,800	6,496,348

		40,453,196

New Jersey - 2.6%
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/25	2,055	2,356,099
New Jersey Economic Development Authority
Series 2014U
5.00%, 6/15/30	5,840	6,593,769
New Jersey State Turnpike Authority
Series 2014A
5.00%, 1/01/31-1/01/33	10,665	12,642,054
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,833,545

		26,425,467

	Principal Amount (000)	U.S. $ Value
New Mexico - 1.4%
Town of Clayton NM (Town of Clayton NM Jail Project)
CIFG Series 2006
5.00%, 11/01/25-11/01/27	$13,095	$13,920,590

New York - 11.3%
City of New York NY
Series 2008B-1
5.25%, 9/01/23	5,000	5,765,350
Series 2012G
5.00%, 4/01/29	9,550	11,318,756
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	2,017,310
Series 2013B
5.00%, 11/15/32	5,000	5,872,350
Series 2013E
5.00%, 11/15/32	5,000	5,919,200
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	15,015	18,063,195
Series 2014B-1
5.00%, 8/01/32	4,000	4,825,280
Series 2014D-1
5.00%, 2/01/34	5,000	5,947,800
New York City Water & Sewer System
Series 2014D
5.00%, 6/15/35-6/15/39	5,000	5,946,770
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	3,206,984
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (b)(c)	1,188	12
New York NY GO
Series 2008D-1
5.125%, 12/01/27 (f)	1,000	1,119,660
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,960	5,899,127
Series 2015A
5.00%, 3/15/31	8,000	9,745,360
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	12,185	14,127,898

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	$13,750	$16,333,900

		116,108,952

North Carolina - 0.5%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22	920	1,046,573
North Carolina Eastern Municipal Power Agency
AMBAC Series 2005A
5.25%, 1/01/20	1,000	1,045,240
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2005A
6.00%, 10/01/23	3,305	3,339,141

		5,430,954

Ohio - 3.0%
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	2,345	2,724,890
Series 2014
5.00%, 12/01/33	4,250	4,910,832
City of Cleveland OH (City of Cleveland OH Income Tax)
Series 2008
5.25%, 5/15/24	5,500	6,260,100
Cleveland Department of Public Utilities Division of Public Power
NATL Series 2006A
5.00%, 11/15/18	1,350	1,455,287
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,622,916
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,313,480
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	8,496,827

		30,784,332

Oregon - 0.6%
City of Forest Grove OR (Pacific University)
RADIAN Series 2005A
5.00%, 5/01/28	2,995	3,023,632
Tri-County Metropolitan Transportation District
Series 2011A
5.00%, 10/01/27	3,000	3,535,860

		6,559,492

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 3.3%
Bensalem Township School District
Series 2013
5.00%, 6/01/30	$5,000	$5,958,050
Montgomery County Industrial Development Authority/PA (New Regional Medical Center, Inc.)
Series 2010
5.25%, 8/01/33	4,715	5,564,643
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/18 (Pre-refunded/ETM)	485	562,736
5.50%, 7/01/23	3,455	3,949,653
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)(c)	1,030	721,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County
AGM Series 2010
5.00%, 2/01/31	6,925	7,895,954
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/30-4/01/31	6,500	7,260,265
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	2,003,549

		33,915,850

Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	1,065	1,136,376

Rhode Island - 0.4%
Rhode Island Economic Development Corp. (Providence Place Group LP)
RADIAN Series 2000
6.125%, 7/01/20	3,665	3,667,016

South Carolina - 0.2%
Dorchester County School District No 2 (Dorchester County School District No 2 Lease)
Series 2006
5.00%, 12/01/30	1,500	1,616,175
AGC Series 2006
5.00%, 12/01/29	400	431,360

		2,047,535

South Dakota - 0.3%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	2,725	3,245,965

Tennessee - 0.0%
Sullivan County Health Educational & Housing Facilities Board (Wellmont Health System)
Series 2006C
5.25%, 9/01/26	275	291,968

	Principal Amount (000)	U.S. $ Value
Texas - 8.7%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28	$1,290	$1,462,692
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	415	442,909
Camino Real Regional Mobility Authority
Series 2008
5.00%, 2/15/21	2,315	2,321,274
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,210,870
City Public Service Board of San Antonio TX
Series 2005
5.00%, 2/01/15 (Pre-refunded/ETM)	65	65,000
Series 2008
5.00%, 2/01/26	6,830	7,618,250
Series 2009A
5.25%, 2/01/24	3,260	3,807,810
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/32	5,000	6,087,650
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	15,758,950
El Paso County Hospital District
AGC Series 2008A
5.00%, 8/15/23	5,000	5,679,000
Harrison County Health Facilities Development Corp. (Good Shepherd Hospital Obligated Group)
Series 2010
5.25%, 7/01/28	2,435	2,293,916
North Texas Health Facilities Development Corp. (United Regional Health Care System, Inc.)
AGM Series 2007
5.00%, 9/01/24	1,000	1,098,740
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/30	7,500	8,864,475
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	2,210	2,309,295
Tarrant County Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2010
8.125%, 11/15/44	2,150	2,554,630

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	$2,000	$2,017,040
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	10,957,294
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,712,470
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/32-8/15/34	3,330	3,927,883
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center)
Series 2007
5.25%, 7/01/26	1,750	1,899,853
Wichita Falls Independent School District
Series 2007
5.00%, 2/01/27	6,000	6,454,800

		89,544,801

Utah - 0.7%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	800	888,744
Utah Transit Authority (Utah Transit Authority Sales Tax)
Series 2015A
5.00%, 6/15/37 (d)	5,000	5,850,900

		6,739,644

Virginia - 0.0%
Bell Creek Community Development Authority
Series 2003A
6.75%, 3/01/22	107	107,150

Washington - 4.5%
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/23	12,635	14,616,168
Energy Northwest
AMBAC Series 2006A
5.00%, 7/01/16 (Pre-refunded/ETM)	5,970	6,364,020
Energy Northwest (Bonneville Power Administration)
Series 2006C
5.00%, 7/01/24	595	632,437
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	615	709,827
5.25%, 6/01/26	4,000	4,673,360

	Principal Amount (000)	U.S. $ Value
King County School District No 414 Lake Washington
NATL Series 2006
5.00%, 12/01/24	$4,500	$4,873,410
Washington St GO
5.00%, 7/01/24 (f)	9,000	10,702,530
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	3,498,196

		46,069,948

West Virginia - 0.6%
West Virginia Economic Development Authority (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,784,000

Wisconsin - 1.1%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	2,465	3,008,853
Wisconsin Health & Educational Facilities Authority (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	2,300	2,683,847
Wisconsin Health & Educational Facilities Authority (Wheaton Franciscan Services, Inc.)
Series 2006
5.25%, 8/15/20	5,000	5,302,250

		10,994,950

Total Investments - 100.4% (cost $951,835,778) (g)		1,030,631,192
Other assets less liabilities - (0.4)%		(4,197,771)

Net Assets - 100.0%		$1,026,433,421

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$6,300	10/21/16	SIFMA	*	4.129%	$426,363

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $21,756,791 or 2.1% of net assets.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	When-Issued or delayed delivery security.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(g)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $83,978,416 and gross unrealized depreciation of investments was $(5,183,002), resulting in net unrealized appreciation of $78,795,414.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 16.3% and 4.5%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
CIFG	-	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund - National Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$978,743,155		$51,888,037		$1,030,631,192

Total Investments in Securities		– 0	–	978,743,155		51,888,037		1,030,631,192
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	426,363		– 0	–	426,363
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$979,169,518		$51,888,037		$1,031,057,555

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$55,371,267		$55,371,267
Accrued discounts/(premiums)	26,998		26,998
Realized gain (loss)	224,008		224,008
Change in unrealized appreciation/depreciation	(265,685)		(265,685)
Purchases	1,175,625		1,175,625
Sales	(4,644,176)		(4,644,176)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$51,888,037		$51,888,037

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(34,423)		$(34,423)

As of January 31, 2015 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund, Inc. - High Income Municipal Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.4%
Long-Term Municipal Bonds - 100.8%
Alabama - 2.8%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
4.75%, 1/01/25	$530	$530,074
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	45,790	51,831,533
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
6.25%, 2/01/23	1,000	1,097,320
7.00%, 2/01/36	3,130	3,427,319
Selma Industrial Development Board (International Paper Co.)
Series 2010A
5.80%, 5/01/34	800	920,840

		57,807,086

Alaska - 0.2%
City of Koyukuk AK (Tanana Chiefs Conference)
Series 2011
7.75%, 10/01/41	4,550	5,053,867

Arizona - 2.5%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	3,300	3,346,926
5.20%, 10/01/37	6,855	6,827,374
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/39-12/01/42	10,190	11,724,865
Downtown Phoenix Hotel Corp. (Downtown Phoenix Hotel Corp. Hotel Occupancy Tax)
FGIC Series 2005A
5.00%, 7/01/40	6,930	6,949,820
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.30%, 7/01/42	1,000	1,055,340
Series 2014
5.00%, 7/01/44 (a)	10,690	11,120,807
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	4,900	5,725,993
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	2,400	2,808,144

	Principal Amount (000)	U.S. $ Value
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46	$3,000	$3,284,145

		52,843,414

California – 12.3%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,799,216
California Municipal Finance Authority (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	3,135	3,871,067
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32	1,000	1,104,320
6.875%, 1/01/42	3,500	3,855,565
Series 2014
5.00%, 1/01/35	1,050	1,069,677
5.25%, 1/01/45	3,025	3,081,023
California Municipal Finance Authority (Partnerships Uplift Cmnty Proj)
Series 2012A
5.30%, 8/01/47	1,675	1,743,206
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	3,800	4,351,836
7.25%, 6/01/43	6,565	7,508,916
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	3,340	3,685,723
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32	3,795	4,380,189
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	31,975	35,036,286
California School Finance Authority (Kipp LA)
Series 2014A
5.125%, 7/01/44	2,850	3,003,188
California School Finance Authority (Partnerships Uplift Cmnty Valley Proj)
Series 2014A
6.40%, 8/01/34	1,000	1,142,410
6.75%, 8/01/44	6,180	7,223,864
California School Finance Authority (TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	9,170	9,996,125

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	$2,000	$2,324,960
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,801,073
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	3,300	3,391,674
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.375%, 11/01/49	4,500	4,597,155
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,904,520
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,710,474
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47	1,000	1,084,070
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens/The)
Series 2012A
5.625%, 10/01/32	1,000	1,083,580
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	4,500	5,611,950
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	6,245	6,618,576
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	16,565	13,445,810
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (b)	9,000	10,779,570
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (b)	1,000	1,201,580

	Principal Amount (000)	U.S. $ Value
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
6.00%, 3/01/36	$450	$527,027
Oakland Unified School District/Alameda County
Series 2012A
5.50%, 8/01/32	1,500	1,756,515
Richmond Community Redevelopment Agency
Series 2010A
6.00%, 9/01/30	1,235	1,483,531
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	5,600	6,225,800
Series 2014B
5.25%, 1/15/44	4,000	4,417,280
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27 (b)	9,960	12,131,778
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36	3,600	3,594,996
State of California
Series 2013
5.00%, 11/01/43	24,840	29,092,360
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.)
Series 2006A1-SNR
5.125%, 6/01/46	12,700	10,806,684
Univ of California CA Revenues
5.00%, 5/15/33 (b)	9,000	10,702,800
University of California
Series 2013A
5.00%, 5/15/32 (b)	10,000	11,949,900
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42	5,900	6,834,973

		256,931,247

Colorado - 1.6%
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	1,250	1,315,500
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	890	904,347
5.125%, 11/01/49	765	776,368
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,795	6,658,339
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,690	2,944,958

	Principal Amount (000)	U.S. $ Value
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	$600	$697,218
Fitzsimons Village Metropolitan District No 1
Series 2010A
7.50%, 3/01/40	1,470	1,576,413
Foothills Metropolitan District
Series 2014
6.00%, 12/01/38	2,000	2,135,980
Park Creek Metropolitan District
Series 2005
5.50%, 12/01/30-12/01/37	3,800	3,897,689
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40	1,000	1,061,180
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	5,810	6,651,578
Tallyns Reach Metropolitan District No 3
Series 2013
5.125%, 11/01/38	1,035	1,080,851
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	2,550	2,766,342

		32,466,763

Connecticut - 0.4%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (b)	7,850	9,349,193

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	575	611,219

District of Columbia - 1.3%
District of Columbia (American Society of Hematology Inc/The)
Series 2009
5.00%, 7/01/36	3,000	3,311,940
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	1,850	2,035,203
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,811,434
District of Columbia (KIPP DC)
Series 2013
6.00%, 7/01/48	2,900	3,355,416
District of Columbia Pers Income Tax
5.00%, 12/01/29 (b)	10,000	11,841,700
District of Columbia Water & Sewer Authority
Series 2014C
5.00%, 10/01/31	3,200	3,885,664

		27,241,357

	Principal Amount (000)	U.S. $ Value
Florida - 5.3%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	$5,000	$5,875,450
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	3,150	3,497,729
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida)
Series 2012A
8.00%, 10/01/42-10/01/46	4,065	5,207,150
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,610,000
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41	11,905	11,492,373
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,590,125
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	7,900	9,043,920
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/45	4,200	4,311,174
Lakewood Ranch Stewardship District
4.875%, 5/01/35-5/01/45 (c)	2,000	1,984,690
Martin County Health Facilities Authority (Martin Memorial Medical Center)
Series 2012
5.50%, 11/15/32-11/15/42	9,050	10,106,828
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	6,710	6,921,097
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	5,041,924
Series 2014
5.00%, 11/15/44	13,350	15,102,054
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40	4,000	4,878,480

	Principal Amount (000)	U.S. $ Value
Palm Beach County Health Facilities Authority (Sinai Residences of Boca Raton Project)
Series 2014A
7.50%, 6/01/49	$800	$921,272
Palm Beach County Health Facilities Authority (Waterford Retirement Communities)
Series 2007
5.875%, 11/15/37	4,250	4,460,842
St Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group)
Series 2010A
5.875%, 8/01/40	4,000	4,543,560
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	10,622,075

		110,210,743

Georgia - 1.1%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/33	5,680	6,727,903
Metro Atlanta Rapid Tran Auth GA
AGM
5.00%, 7/01/29 (b)	10,220	11,218,596
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	5,000	5,574,800

		23,521,299

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	910	1,028,364
Territory of Guam
Series 2009A
7.00%, 11/15/39	1,000	1,183,690

		2,212,054

Idaho - 0.6%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	7,850	8,408,606
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	4,000	4,866,560

		13,275,166

Illinois - 6.9%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	5,060	5,337,642

	Principal Amount (000)	U.S. $ Value
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	$2,055	$2,379,628
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/31	5,000	5,772,800
Series 2014
5.25%, 12/01/49	8,000	9,484,080
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	1,975	2,062,749
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (d)	7,950	7,674,532
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	1,059	1,068,469
Illinois Finance Authority
Series 2010B
6.00%, 5/01/20 (Pre-refunded/ETM)	2,025	2,524,325
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	6,400	7,246,912
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	3,950	4,232,030
8.25%, 2/15/46	1,950	2,089,211
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	7,675	7,792,707
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,423,292
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42	7,525	7,963,632
5.75%, 5/15/46	4,740	5,007,573
Illinois Finance Authority (OSF Healthcare System)
Series 2010A
6.00%, 5/15/39	5,785	6,945,355
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	5,110	3,584,512
8.25%, 5/15/45	10,070	7,062,695

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2005
6.00%, 5/15/37	$5,750	$5,762,707
Series 2013
6.00%, 5/15/43	7,500	7,557,525
Illinois Finance Authority (Swedish Covenant Hospital)
Series 2010A
6.00%, 8/15/38	3,360	3,772,339
Illinois Finance Authority (UNO Charter School Network, Inc.)
Series 2011A
6.875%, 10/01/31	3,385	3,880,564
7.125%, 10/01/41	2,500	2,881,525
State of Illinois
Series 2014
5.00%, 5/01/32-4/01/38	23,680	25,901,205
Village of Matteson IL
Series 2010
Zero Coupon, 12/01/29 (e)	5,000	4,639,950

		144,047,959

Indiana - 2.0%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40-8/15/45	8,010	8,926,220
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/40	5,000	5,585,750
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	5,535	5,922,173
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44-7/01/48	18,680	20,469,686

		40,903,829

Iowa - 0.2%
Iowa Finance Authority (Alcoa, Inc.)
Series 2012
4.75%, 8/01/42	3,100	3,247,188
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46	1,100	990,649

		4,237,837

Kansas - 0.1%
Wyandotte County-Kansas City Unified Government
Series 2010B
Zero Coupon, 6/01/21	3,605	2,540,984

	Principal Amount (000)	U.S. $ Value
Kentucky - 1.7%
Kentucky Economic Development Finance Authority (Catholic Health Initiatives)
Series 2013
5.375%, 1/01/40	$3,250	$3,772,372
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	7,765	8,000,590
5.50%, 11/15/45	2,350	2,433,966
Kentucky Economic Development Finance Authority (Owensboro Medical Health System, Inc.)
Series 2010A
6.00%, 6/01/30	11,110	12,845,049
6.375%, 6/01/40	2,900	3,370,467
6.50%, 3/01/45	3,725	4,322,266

		34,744,710

Louisiana - 2.8%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	8,240	9,749,897
Louisiana Gas and Fuels Tax
5.00%, 5/01/26 (Pre-refunded/ETM) (b)	10,000	10,596,200
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,445,136
5.875%, 10/01/40	4,200	5,096,532
6.00%, 10/01/44	1,740	2,119,912
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39	7,250	8,002,115
Series 2014A
8.375%, 7/01/39	17,000	17,664,020
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37	4,600	4,719,968

		59,393,780

Maine - 0.9%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	8,440	9,601,805
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	8,100	9,156,726

		18,758,531

	Principal Amount (000)	U.S. $ Value
Maryland - 0.6%
City of Baltimore MD Water Utility Fund
Series 2014D
5.00%, 7/01/31	$4,850	$5,917,727
City of Westminster MD (Lutheran Village at Miller’s Grant)
Series 2014A
6.00%, 7/01/34	1,500	1,623,105
6.125%, 7/01/39	750	803,948
6.25%, 7/01/44	2,000	2,156,120
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	1,000	1,083,060

		11,583,960

Massachusetts - 1.1%
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,246,650
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group)
Series 2013A
6.25%, 11/15/33 (a)	2,000	2,207,120
6.50%, 11/15/43 (a)	3,750	4,156,688
Massachusetts School Building Authority
Series 2012B
5.00%, 8/15/30 (b)	10,000	12,025,600

		23,636,058

Michigan - 4.7%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.25%, 7/01/39	8,600	9,521,146
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,425	1,528,099
5.25%, 7/01/27	5,000	5,598,700
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,449,889
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
Series 2014C-1
5.00%, 7/01/44	11,970	12,706,873
Series 2014C-2
5.00%, 7/01/44	2,000	2,090,520
Series 2014C-6
5.00%, 7/01/33	2,750	3,018,015

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/29-7/01/30	$2,400	$2,665,900
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39	13,580	15,154,329
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/46	1,000	1,044,350
Michigan State Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group)
Series 2005
5.50%, 11/15/35	1,750	1,750,420
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	11,225	10,845,371
Series 2014
9.00%, 12/01/25	6,760	6,799,208
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,821,488
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	23,470	20,318,918

		99,313,226

Minnesota - 0.4%
City of St Louis Park MN (Park Nicollet Health Services Obligated Group)
Series 2009
5.75%, 7/01/39	3,000	3,497,220
Woodbury Housing & Redevelopment Authority (St Therese of Woodbury)
Series 2014
5.125%, 12/01/44	2,500	2,551,100
5.25%, 12/01/49	1,565	1,617,068

		7,665,388

Missouri - 0.2%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,520	1,663,214
Series 2011
6.00%, 2/01/41	1,750	2,022,458

		3,685,672

Nebraska - 1.2%
Central Plains Energy Project (Goldman Sachs Group Inc/The)
Series 2012
5.25%, 9/01/37	1,500	1,704,285

	Principal Amount (000)	U.S. $ Value
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	$17,050	$19,039,081
Douglas County Hospital Authority No 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/44	4,015	4,525,828

		25,269,194

Nevada - 0.2%
City of Reno NV (Renown Regional Medical Center, Inc.)
Series 2007A
5.25%, 6/01/41	4,730	5,103,197

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	4,585	4,833,736

New Jersey - 5.9%
Burlington County Bridge Commission (Evergreens (The))
Series 2007
5.625%, 1/01/38	3,790	3,907,983
Gloucester County Pollution Control Financing Authority (Logan Cogen Proj)
Series 2014A
5.00%, 12/01/24	3,000	3,430,260
New Jersey Economic Development Authority
Series 2014U
5.00%, 6/15/40	8,500	9,431,345
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	10,994,970
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	8,019,632
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	1,515	1,602,991
5.25%, 9/15/29	4,140	4,482,295
Series 2000B
5.625%, 11/15/30	13,925	15,494,765
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,756,716

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (St Joseph’s Healthcare System Obligated Group)
Series 2008
6.625%, 7/01/38	$1,500	$1,692,525
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,151,080
New Jersey State Turnpike Authority
Series 2012A
5.00%, 1/01/33	4,745	5,441,376
Series 2012B
5.00%, 1/01/30	9,360	10,934,352
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,678,242
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	38,110	30,579,845

		122,598,377

New Mexico - 0.8%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	8,155	8,169,271
New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group)
Series 2012A
5.00%, 8/01/42	7,000	7,878,080

		16,047,351

New York - 10.8%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	4,075	4,343,257
5.50%, 11/01/44	2,875	3,173,511
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,121,746
5.625%, 6/15/34	1,235	1,368,491
Metropolitan Transportation Authority
Series 2013C
5.00%, 11/15/31	5,000	5,892,700
Series 2014A
5.00%, 11/15/32	4,425	5,238,492
Series 2015A
5.00%, 11/15/34-11/15/37	18,660	22,175,407
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (b)	10,740	12,780,707

	Principal Amount (000)	U.S. $ Value
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23	$1,121	$1,138,170
6.50%, 1/01/32	1,399	1,424,893
6.70%, 1/01/49	2,049	2,092,449
Series 2014B
5.50%, 7/01/20	813	820,097
Series 2014C
2.00%, 1/01/49	1,933	154,641
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/37	3,380	3,678,319
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2005
7.50%, 8/01/16	415	433,887
7.75%, 8/01/31	2,000	2,195,400
8.00%, 8/01/28	5,550	6,114,324
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (b)	18,640	22,328,303
New York City Water & Sewer System
Series 2013D
5.00%, 6/15/34 (b)	10,000	11,818,100
Series 2013E
5.00%, 6/15/47	6,400	7,401,856
Series 2014E
5.00%, 6/15/36	7,075	8,419,674
New York Liberty Development Corp. (3 World Trade Center LLC)
Series 2014
5.00%, 11/15/44 (a)	7,850	8,394,476
5.375%, 11/15/40 (a)	3,030	3,443,141
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,090,589
New York NY GO
Series 2008D-1
5.125%, 12/01/27 (b)	7,340	8,218,304
Series 2013A-1
5.00%, 10/01/28 (b)	9,500	11,424,415
New York NY Transitional Fin Auth
Series 2011D-1
5.00%, 2/01/26 (b)	10,000	11,853,500
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014J
5.00%, 1/01/33	7,050	8,247,019
Onondaga Civic Development Corp. (St Joseph’s Hospital Health Center)
Series 2012
5.00%, 7/01/42	3,765	3,879,945
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	6,375	6,476,745

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/33	$5,000	$5,715,850
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,715,928
Suffolk County Industrial Development Agency (New York Institute of Technology)
Series 2000
5.00%, 3/01/26	50	50,152
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (b)	11,175	13,465,947
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
Zero Coupon, 9/15/44 (a)(e)	2,025	1,503,563
Series 2014B
7.00%, 9/15/44 (a)	2,350	2,487,898
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	855	848,964
6.00%, 9/15/27-9/15/37	10,380	10,391,740

		225,322,600

North Carolina - 0.6%
North Carolina Medical Care Commission (Duke University Health System, Inc.)
Series 2012A
5.00%, 6/01/42	6,220	7,200,645
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2005A
6.125%, 10/01/35	6,350	6,392,291

		13,592,936

North Dakota - 0.2%
County of Burleigh ND (St Alexius Medical Center Obligated Group)
Series 2014A
5.00%, 7/01/35	4,120	4,509,010

Ohio - 3.8%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	35,560	30,181,550
City of Cleveland OH Airport System Revenue
Series 2012A
5.00%, 1/01/30	3,000	3,355,890
County of Erie OH (Firelands Regional Medical Center)
Series 2006A
5.00%, 8/15/36	1,290	1,359,866
5.25%, 8/15/46	2,710	2,771,111

	Principal Amount (000)	U.S. $ Value
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	$11,835	$11,187,389
County of Gallia OH (Holzer Health System Obligated Group)
Series 2012A
8.00%, 7/01/42	5,000	5,742,000
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,052,640
County of Muskingum OH (Genesis Health System Obligated Group)
Series 2013
5.00%, 2/15/44-2/15/48	15,760	16,351,039
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008B
3.625%, 10/01/33	1,500	1,580,415
Ohio State Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008B
3.625%, 10/01/33	1,925	2,028,199
Pinnacle Community Infrastructure Financing Authority
Series 2004A
6.00%, 12/01/22	961	969,601
6.25%, 12/01/36	3,500	3,524,780

		80,104,480

Oklahoma - 0.6%
Oklahoma Development Finance Authority (Inverness Village an Oklahoma not for Profit Corp.)
Series 2012
5.75%, 1/01/27	2,930	3,118,428
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	8,700	9,436,194

		12,554,622

Oregon - 1.6%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44	3,000	3,224,010
5.50%, 10/01/49	7,800	8,411,364
Oregon St Dept of Transprtn
Series 2013A
5.00%, 11/15/29-11/15/30 (b)	10,000	12,246,650
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (b)	7,310	8,907,016

		32,789,040

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 1.9%
Allegheny County Higher Education Building Authority (Chatham University)
Series 2012A
5.00%, 9/01/35	$1,700	$1,845,962
Allegheny County Industrial Development Authority (United States Steel Corp.)
Series 2009
6.75%, 11/01/24	2,875	3,317,807
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	4,170	4,526,368
Series 2012
5.25%, 1/01/32-1/01/41	3,720	3,903,560
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	4,000	4,722,680
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	3,900	4,163,016
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,307,529
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	3,620	3,995,575
Pennsylvania St
Series 2011
5.00%, 11/15/29 (b)	10,000	11,907,100

		40,689,597

Puerto Rico - 0.5%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	9,855	9,597,981
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	1,665	1,335,480

		10,933,461

Rhode Island - 0.5%
Rhode Island Health & Educational Building Corp. (Tockwotton Home)
Series 2011
8.375%, 1/01/46	8,500	9,843,085

	Principal Amount (000)	U.S. $ Value
South Carolina - 0.5%
South Carolina St Public Svc Auth
AMBAC Series 2007A
5.00%, 1/01/32 (b)	$10,000	$10,702,900

Tennessee - 1.1%
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/45	4,850	5,554,268
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,703,741
Shelby County Health Educational & Housing Facilities Board (Village at Germantown Inc/The)
Series 2012
5.00%, 12/01/32	2,200	2,304,258
Series 2014
5.25%, 12/01/44-12/01/49	4,325	4,469,307
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc. (The))
Series 2012
5.25%, 12/01/42	5,700	5,929,368
5.375%, 12/01/47	1,700	1,776,551

		22,737,493

Texas - 8.8%
Austin Convention Enterprises, Inc.
Series 2006B
6.00%, 1/01/20 (a)	1,195	1,278,220
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41	5,600	6,738,424
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/42 (c)	11,450	12,980,407
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	12,845	14,022,373
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2011
5.75%, 8/15/41	1,000	1,132,200
Series 2012
5.00%, 8/15/32-8/15/42	6,470	7,115,405
Series 2013
6.00%, 8/15/43	1,000	1,196,020
Dallas/Fort Worth International Airport
Series 2013A
5.00%, 11/01/29	5,155	5,985,934

	Principal Amount (000)	U.S. $ Value
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	$6,300	$6,837,579
El Paso Independent School District
Series 2014
5.00%, 8/15/31-8/15/32	7,345	8,972,417
Grand Parkway Transportation Corp.
Series 2013B
5.00%, 4/01/53	7,100	8,053,743
Harrison County Health Facilities Development Corp. (Good Shepherd Hospital Obligated Group)
Series 2010
5.25%, 7/01/28	1,565	1,474,324
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (b)	9,600	11,627,424
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.)
Series 2014
5.125%, 2/15/42	2,000	2,064,160
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	3,100	3,159,117
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	10,687,944
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	2,000	2,312,040
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,470,613
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38	12,800	14,364,928
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.25%, 11/15/16	750	771,638
5.50%, 11/15/22	4,000	4,179,720
Series 2014
5.625%, 11/15/41	3,250	3,364,660
Tarrant County Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2010
8.125%, 11/15/44	5,000	5,941,000

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	$2,000	$2,017,040
8.25%, 11/15/44	3,500	3,529,610
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	3,960	4,272,437
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	7,810	9,466,423
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	6,450	7,673,436
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	535,900
5.25%, 8/15/42	2,375	2,451,736
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	8,155	9,059,145
7.125%, 1/01/46	860	947,823
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System)
Series 2007A
5.375%, 11/01/37	1,500	1,597,905
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37	3,000	3,668,820

		183,950,565

Utah - 0.7%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	3,800	4,221,534
Utah State Charter School Finance Authority
Series 2010
8.25%, 7/15/18 (Pre-refunded/ETM)	2,000	2,542,140
Utah State Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	2,000	2,263,080
Utah State Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	2,078,924
Utah State Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	922,378
6.55%, 7/15/42	1,890	2,031,334

		14,059,390

	Principal Amount (000)	U.S. $ Value
Vermont - 0.2%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	$3,100	$3,222,016

Virginia - 4.8%
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,970	2,045,884
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	4,600	5,051,996
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	6,788,686
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42-7/01/47	5,970	6,109,472
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	2,915	3,419,499
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	40,835	29,858,960
Virginia College Bldg Auth Virginia Lease 21st Century College Prog
Series 2013A
5.00%, 2/01/28 (b)	9,200	11,100,812
Virginia Commonwealth Transp Brd Tr
Series 2011
5.00%, 5/15/26 (b)	8,275	9,878,612
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	6,946,992
5.50%, 1/01/42	17,045	18,981,483

		100,182,396

Washington - 5.2%
Seattle WA Mun Light & Pwr
Series 2011A
5.00%, 2/01/26 (b)	7,500	8,951,400
Washington Health Care Facilities Authority
Series 2012
5.00%, 12/01/21 (Pre-refunded/ETM)	9,390	11,658,812

	Principal Amount (000)	U.S. $ Value
Washington Health Care Facilities Authority (Catholic Health Initiatives)
Series 2013A
5.25%, 1/01/40	$3,355	$3,854,828
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	4,000	4,524,120
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42 (f)	11,850	13,495,136
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	3,250	3,553,420
Washington St GO
5.00%, 7/01/24 (b)	5,000	5,945,850
Series 2011B
5.00%, 7/01/25 (b)	10,000	11,874,400
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47	18,350	19,873,417
Washington State Housing Finance Commission (Riverview Retirement Community)
Series 2012
5.00%, 1/01/48	5,315	5,405,036
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	4,185	4,622,918
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	14,055	14,023,239

		107,782,576

West Virginia - 0.4%
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	7,050	8,299,824

Wisconsin - 0.5%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	435	530,974
Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,100	1,144,968
6.00%, 11/15/49	1,500	1,578,030

	Principal Amount (000)	U.S. $ Value
University of Wisconsin Hospitals & Clinics Authority
Series 2013A
5.00%, 4/01/38	$6,485	$7,417,154

		10,671,126

Total Long-Term Municipal Bonds (cost $1,940,775,672)		2,107,834,314

Short-Term Municipal Notes - 0.6%
Mississippi - 0.5%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2009E
0.02%, 12/01/30 (g)	10,200	10,200,000

Wyoming - 0.1%
County of Lincoln WY (Exxon Mobil Corp.)
Series 1985
0.01%, 8/01/15 (g)	2,220	2,220,000

Total Short-Term Municipal Notes (cost $12,420,000)		12,420,000

Total Municipal Obligations (cost $1,953,195,672)		2,120,254,314

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption, Citibank, NA
Expiration: Aug 2015, Pay 3.415% Receive 3-Month LIBOR (h)	30,000	72,831
IRS Swaption, Citibank, NA
Expiration: Aug 2015, Pay 3.00% Receive 3-Month LIBOR (h)	60,000	101,666
IRS Swaption, Citibank, NA
Expiration: Dec 2015, Pay 3.15% Receive 3-Month LIBOR (h)	10,000	115,338

Total Options Purchased (premiums paid $3,873,500)		289,835

	Shares
SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09%(i) (j) (cost $60,074,390)	60,074,390	60,074,390

Total Investments - 104.3% (cost $2,017,143,562) (k)		2,180,618,539
Other assets less liabilities - (4.3)%		(88,944,829)

Net Assets - 100.0%		$2,091,673,710

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter-Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
IRS RTP Swaption, Citibank	3-Month LIBOR	Citibank, NA	1.62%	12/21/15	$100,000	$651,000	$(293,128)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate(Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.66%	$20,000	$1,235,746	$472,436
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66	20,000	1,235,747	175,254
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66	31,000	1,915,408	320,825
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66	10,500	648,767	123,820
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66	20,000	1,235,747	273,782

				$6,271,415	$1,366,117

*	Termination Date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$25,000	6/10/25	3.127%	3 Month LIBOR	$(2,870,082)
Morgan Stanley & Co., LLC/(CME Group)	10,000	6/10/45	3.575%	3 Month LIBOR	(3,119,365)
Morgan Stanley & Co., LLC/(CME Group)	15,000	6/20/25	3.027%	3 Month LIBOR	(1,633,242)
Morgan Stanley & Co., LLC/(CME Group)	5,000	6/20/45	3.488%	3 Month LIBOR	(1,513,290)

					$(9,135,979)

INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	$15,000	12/02/24	3.013%		SIFMA *	$(2,251,405)
JPMorgan Chase Bank	8,500	7/09/25	SIFMA	*	3.167%	1,412,536
Morgan Stanley Capital Services LLC	2,500	3/17/22	SIFMA	*	3.073%	328,139
Morgan Stanley Capital Services LLC	3,000	6/11/22	SIFMA	*	2.965%	378,840

						$(131,890)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $98,063,056 or 4.7% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(c)	When-Issued or delayed delivery security.
(d)	Illiquid security.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	Non-income producing security.
(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $170,329,253 and gross unrealized depreciation of investments was $(6,854,276), resulting in net unrealized appreciation of $163,474,977.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
OSF	-	Order of St. Francis
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc. - High Income Municipal Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
Alaska	$ – 0	–	$ – 0	–	$ 5,053,867		$ 5,053,867
Arizona	– 0	–	39,384,969		13,458,445		52,843,414
California	– 0	–	197,005,970		59,925,277		256,931,247
Colorado	– 0	–	23,845,997		8,620,766		32,466,763
Florida	– 0	–	82,867,087		27,343,656		110,210,743
Idaho	– 0	–	4,866,560		8,408,606		13,275,166
Illinois	– 0	–	91,050,793		52,997,166		144,047,959
Kentucky	– 0	–	24,310,154		10,434,556		34,744,710
Louisiana	– 0	–	29,007,677		30,386,103		59,393,780
Maryland	– 0	–	5,917,727		5,666,233		11,583,960
Massachusetts	– 0	–	17,272,250		6,363,808		23,636,058
Michigan	– 0	–	81,668,647		17,644,579		99,313,226
Minnesota	– 0	–	3,497,220		4,168,168		7,665,388
New Jersey	– 0	–	118,690,394		3,907,983		122,598,377
New York	– 0	–	177,402,212		47,920,388		225,322,600
North Carolina	– 0	–	7,200,645		6,392,291		13,592,936
Ohio	– 0	–	58,680,710		21,423,770		80,104,480
Oklahoma	– 0	–	– 0	–	12,554,622		12,554,622
Oregon	– 0	–	21,153,666		11,635,374		32,789,040
Pennsylvania	– 0	–	32,259,669		8,429,928		40,689,597
Rhode Island	– 0	–	– 0	–	9,843,085		9,843,085
Tennessee	– 0	–	8,258,009		14,479,484		22,737,493
Texas	– 0	–	130,635,024		53,315,541		183,950,565
Utah	– 0	–	5,032,636		9,026,754		14,059,390
Vermont	– 0	–	– 0	–	3,222,016		3,222,016
Virginia	– 0	–	81,818,855		18,363,541		100,182,396
Washington	– 0	–	69,263,002		38,519,574		107,782,576
Wisconsin	– 0	–	7,948,128		2,722,998		10,671,126
Other	– 0	–	276,567,734		– 0	–	276,567,734
Short-Term Municipal Notes	– 0	–	12,420,000		– 0	–	12,420,000
Options Purchased - Puts	– 0	–	289,835		– 0	–	289,835
Short-Term Investments	60,074,390		– 0	–	– 0	–	60,074,390

Total Investments in Securities	60,074,390		1,608,315,570		512,228,579		2,180,618,539
Other Financial Instruments* :
Assets:
Centrally Cleared Credit Default Swaps	– 0	–	1,366,117		– 0	–	1,366,117
Interest Rate Swaps	– 0	–	2,119,515		– 0	–	2,119,515
Liabilities:
Interest Rate Swaptions Written	– 0	–	(293,128)		– 0	–	(293,128)
Centrally Cleared Interest Rate Swaps	– 0	–	(9,135,979)		– 0	–	(9,135,979)
Interest Rate Swaps	– 0	–	(2,251,405)		– 0	–	(2,251,405)

Total+	$60,074,390		$1,600,120,690		$512,228,579		$2,172,423,659

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$469,124,243		$469,124,243
Accrued discounts/(premiums)	15,997		15,997
Realized gain (loss)	(593,249)		(593,249)
Change in unrealized appreciation/depreciation	10,728,848		10,728,848
Purchases	38,737,830		38,737,830
Sales	(5,785,090)		(5,785,090)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$512,228,579		$512,228,579

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/15	$10,232,058		$10,232,058

As of January 31, 2015 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund, Inc. - California Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.0%
Long-Term Municipal Bonds - 101.0%
California - 99.4%
Acalanes Union High School District
AGM Series 2005B
5.25%, 8/01/24	$5,000	$5,118,750
Banning Utility Authority
NATL Series 2005
5.25%, 11/01/30	8,405	9,033,778
Bay Area Toll Authority
Series 2009F-1
5.25%, 4/01/19 (Pre-refunded/ETM)	7,500	8,868,975
Series 2010S-2
5.00%, 10/01/30	2,350	2,744,518
Series 2013S
5.00%, 4/01/31-4/01/33	12,700	14,954,772
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26	3,305	3,433,565
Butte-Glenn Community College District
NATL Series 2005B
5.00%, 8/01/25	3,620	3,699,531
California Econ Recovery
Series 2009A
5.25%, 7/01/21	2,085	2,478,106
California Educational Facilities Authority (University of the Pacific)
Series 2004
5.00%, 11/01/20	1,000	1,002,680
5.25%, 5/01/34	790	792,489
Series 2006
5.00%, 11/01/21	990	1,023,007
Series 2012A
5.00%, 11/01/30	1,250	1,465,575
California Health Facilities Financing Authority (Cottage Health System Obligated Group)
NATL Series 2003B
5.00%, 11/01/23	2,500	2,504,500
California Health Facilities Financing Authority (Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	3,180	3,643,326
California Health Facilities Financing Authority (St Joseph Health System Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,888,600
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32	2,745	3,168,279
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (a)	11,550	12,104,515
California School Finance Authority (Kipp LA)
Series 2014A
5.00%, 7/01/34	600	634,098

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	$575	$575,282
5.875%, 10/01/44	1,000	1,000,510
6.00%, 10/01/49	715	715,343
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	6,475	7,374,960
XLCA Series 2005B
5.00%, 11/01/30	4,270	4,406,896
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	4,500	5,310,965
California Statewide Communities Development Authority (Cottage Health System Obligated Group)
Series 2015
5.00%, 11/01/33	1,500	1,775,385
California Statewide Communities Development Authority (Highland Creek Associates LP/CA)
Series 2001K
5.40%, 4/01/34	5,310	5,316,106
California Statewide Communities Development Authority (KDF Santa Paula LP)
Series 1998D
5.43%, 5/01/28	1,700	1,701,683
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,800	1,842,588
5.375%, 11/01/49	2,500	2,553,975
Capistrano Unified School District School Facilities Improvement District No 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	5,491,840
City of Encinitas CA (City of Encinitas CA CFD No 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,800	3,123,584
City of Irvine CA (City of Irvine CA Assessment Dist No 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	1,760	1,984,056
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	6,030,000
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,699,587
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	14,680,451

	Principal Amount (000)	U.S. $ Value
City of Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	$37,500	$34,225,125
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,756,137
City of Redding CA
NATL Series 1992
12.301%, 7/01/22 (Pre-refunded/ETM) (b)	970	1,356,273
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009B
5.00%, 11/01/27	4,705	5,502,921
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	5,000	6,194,450
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	2,119,601
Coachella Valley Unified School District/CA COP
AMBAC Series 2007
5.00%, 9/01/16 (Pre-refunded/ETM)	2,500	2,683,250
County of Orange CA COP
AMBAC Series 1991
6.00%, 6/01/19 (Pre-refunded/ETM)	630	718,414
County of San Bernardino CA
Series 2002
5.90%, 3/01/15 (Pre-refunded/ETM)	4,750	4,770,425
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,884,207
East Palo Alto Public Finance Authority
RADIAN Series 2005A
5.00%, 10/01/25	5,070	5,121,156
Fullerton Redevelopment Agency Successor Agency (Marshall B Ketchum University)
RADIAN Series 2004
5.00%, 4/01/21	3,250	3,518,125
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	3,008,639
Irvine Public Facilities & Infrastructure Authority
Series 2012A
4.00%, 9/02/22	1,350	1,389,326
4.25%, 9/02/24	1,525	1,575,401
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/30	11,485	13,337,270
Los Angeles Department of Water & Power PWR
AMBAC Series 2007A-2
5.00%, 7/01/24	5,250	5,788,177
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (c)	8,000	9,612,640

	Principal Amount (000)	U.S. $ Value
Los Angeles Unified School District/CA COP
Series 2012B
5.00%, 10/01/28-10/01/29	$9,220	$10,961,217
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	1,580	1,844,129
6.00%, 3/01/36	1,125	1,317,566
AMBAC Series 2005
5.00%, 3/01/26	1,900	1,905,719
Oakland Unified School District/Alameda County
NATL Series 2007
5.00%, 8/01/22	8,975	9,851,588
Orange County Transportation Authority
Series 2013
5.00%, 8/15/29	2,360	2,800,754
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	6,075,247
Placentia-Yorba Linda Unified School District COP
NATL Series 2006
5.00%, 10/01/27	4,200	4,316,676
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	24,973,162
Poway Unified School District (Poway Unified School District CFD No 6)
Series 2012
5.00%, 9/01/26	975	1,128,397
Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,372,809
6.00%, 9/01/30	1,395	1,675,730
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32	9,165	11,210,261
Rocklin Unified School District Community Facilities District
NATL Series 2004
5.00%, 9/01/25	1,000	1,003,310
Sacramento City Unified School District/CA
AGM Series 2015
5.00%, 7/01/30	5,500	6,590,210
Sacramento County Housing Authority (Verandas A Senior Community)
Series 2000H
5.70%, 3/01/34	2,875	2,882,820
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36-3/01/42	4,250	4,737,013
San Diego County Water Authority
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	19,189,206
San Diego County Water Authority COP
AGM Series 2004A
5.00%, 5/01/27	365	368,741

	Principal Amount (000)	U.S. $ Value
San Diego Public Facilities Financing Authority
Series 2010A
5.25%, 3/01/25	$15,000	$17,768,100
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,771,480
San Francisco City & County Airports Comm-San Francisco International Airport
Series 2014A
5.00%, 5/01/40	7,500	8,617,650
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,544,344
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	8,109,350
AGM Series 2000A
6.125%, 1/01/27	1,480	1,487,222
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29	1,310	1,459,510
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,007,200
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	18,602,200
Zero Coupon, 1/01/23 (Pre-refunded/ETM)(d)	25,000	21,816,250
Santa Ana Unified School District
Series 2008A
5.25%, 8/01/28	5,400	6,123,816
Southern California Public Power Authority
Series 2009A
5.00%, 7/01/23	3,200	3,665,536
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,847,234
Southwestern Community College District
NATL Series 2005
5.00%, 8/01/24	1,000	1,041,660
State of California
Series 2003
5.00%, 2/01/32	265	266,031
Series 2004
5.30%, 4/01/29	5	5,023
Series 2009A
5.25%, 7/01/19 (Pre-refunded/ETM)	3,640	4,338,480
Series 2013
5.00%, 2/01/31-11/01/31	10,000	11,926,250
Series 2014
5.00%, 12/01/30	2,000	2,414,820

	Principal Amount (000)	U.S. $ Value
State of California Department of Water Resources
Series 2008AE
5.00%, 6/01/18 (Pre-refunded/ETM)	$7,485	$8,546,223
Series 2009A
5.00%, 12/01/18 (Pre-refunded/ETM)	1,295	1,501,073
State of California Department of Water Resources WTR
Series 2008
5.00%, 12/01/24-12/01/27	195	220,058
Series 2009A
5.00%, 12/01/29	930	1,065,101
Stockton Public Financing Authority
RADIAN Series 2006A
5.00%, 9/01/17	2,285	2,312,146
Tejon Ranch Public Facilities Finance Authority
Series 2012
5.25%, 9/01/26-9/01/28	2,375	2,593,660
5.50%, 9/01/30-9/01/33	2,135	2,348,791
Turlock Irrigation District
Series 2011
5.50%, 1/01/41	8,705	10,314,729
Union Elementary School District
Series 2015A
5.00%, 9/01/44	1,000	1,186,410
University of California
Series 2007K
5.00%, 5/15/21	4,550	4,655,515
Series 2013A
5.00%, 5/15/32	9,000	10,754,910
Series 2014A
5.25%, 5/15/32	5,000	6,193,150
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	7,700	9,255,618
West Contra Costa Healthcare District
AMBAC Series 2004
5.375%, 7/01/21-7/01/24	4,720	4,738,516

		586,406,423

Arizona - 0.2%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	1,040	993,574

Nevada - 0.4%
Henderson Local Improvement Districts
AGM Series 2007A
5.00%, 3/01/22	2,325	2,560,825

Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	295	314,771

	Principal Amount (000)	U.S. $ Value
Texas - 0.9%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	$3,050	$3,696,875
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,525	1,814,262

		5,511,137

Total Municipal Obligations (cost $522,348,859)		595,786,730

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09%(e) (f) (cost $45,776)	45,776	45,776

Total Investments - 101.0% (cost $522,394,635)(g)		595,832,506
Other assets less liabilities – (1.0)%		(5,837,903)

Net Assets - 100.0%		$589,994,603

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank	$6,500	1/25/26	SIFMA	*	4.108%		$1,722,218
Merrill Lynch Capital Services, Inc.	3,100	10/21/16	SIFMA	*	4.129%		209,797
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%		SIFMA	*	(3,920,717)
Merrill Lynch Capital Services, Inc.	15,000	11/15/26	4.378%		SIFMA	*	(4,719,425)

							$(6,708,127)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the market value of this security amounted to $12,104,515 or 2.1% of net assets.
(b)	Variable rate coupon, rate shown as of January 31, 2015.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $73,449,036 and gross unrealized depreciation of investments was $(11,165), resulting in net unrealized appreciation of $73,437,871.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 16.9% and 4.7%, respectively.

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc. - California Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$571,398,623		$24,388,107		$595,786,730
Short-Term Investments		45,776		– 0	–	– 0	–	45,776
Total Investments in Securities		45,776		571,398,623		24,388,107		595,832,506
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	1,932,015		– 0	–	1,932,015
Liabilities:
Interest Rate Swaps		– 0	–	(8,640,142)		– 0	–	(8,640,142)

Total+		$45,776		$564,690,496		$24,388,107		$589,124,379

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$20,095,855		$20,095,855
Accrued discounts/(premiums)	1,392		1,392
Realized gain (loss)	20,749		20,749
Change in unrealized appreciation/depreciation	168,578		168,578
Purchases	4,311,533		4,311,533
Sales	(210,000)		(210,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$24,388,107		$24,388,107

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/15	$168,578		$168,578

As of January 31, 2015 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund, Inc. - New York Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.3%
Long-Term Municipal Bonds - 100.3%
New York - 96.9%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$5,157,981
Albany Industrial Development Agency (St Peter’s Hospital of the City of Albany)
Series 2008A
5.75%, 11/15/22	795	903,462
Build NYC Resource Corp. (City University of New York/The)
Series 2014A
5.00%, 6/01/30-6/01/34	2,980	3,558,206
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,600,893
5.50%, 11/01/44	1,625	1,793,724
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,139,050
City of New York NY
Series 2005J
5.00%, 3/01/24	1,830	1,836,862
Series 2007C
5.00%, 1/01/21	1,575	1,705,032
Series 2014A
5.00%, 8/01/31	2,000	2,403,300
Series 2014J
5.00%, 8/01/30	10,000	12,063,200
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,176,282
5.50%, 6/15/32	1,320	1,460,224
County of Onondaga NY (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,518,213
Dutchess County Industrial Development Agency (Bard College)
Series 2007A-1
5.00%, 8/01/19-8/01/21	1,450	1,546,788
Dutchess County Local Development Corp. (Health Quest Systems, Inc.)
Series 2014A
5.00%, 7/01/44	4,175	4,755,784
East Rochester Housing Authority (St John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	2,550	3,010,657
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2010A
5.00%, 5/15/22	5,000	5,966,450
Series 2011C
5.00%, 12/01/28	7,260	8,683,759

	Principal Amount (000)	U.S. $ Value
Glen Cove Industrial Development Agency
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	$11,745	$11,217,884
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	650	748,982
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,186,657
Housing Development Corp/NY
Series 2002A
5.50%, 11/01/34	10	10,014
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
5.25%, 1/01/24	1,000	1,017,750
Long Island Power Authority
Series 2006A
5.00%, 6/01/16 (Pre-refunded/ETM)	4,300	4,571,760
Series 2012B
5.00%, 9/01/27	2,500	2,913,825
Series 2014A
5.00%, 9/01/35	1,000	1,164,450
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	4,300	5,027,861
Series 2012F
5.00%, 11/15/27	7,070	8,489,515
Series 2014B
5.00%, 11/15/44	12,000	13,931,040
Monroe County Industrial Development Agency (Southview Towers LP)
Series 2000
6.25%, 2/01/31	1,130	1,130,870
Monroe County Industrial Development Corp/NY (Rochester General Hospital/The)
Series 2013A
5.00%, 12/01/42	4,010	4,447,371
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	1,590	1,619,717
Series 2014C
2.00%, 1/01/49	572	45,799
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	6,195	6,999,233
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/32-7/01/42	5,435	5,996,919
New York City Transitional Finance Authority Building Aid Revenue
Series 2006S-1

	Principal Amount (000)	U.S. $ Value
5.00%, 7/15/21	$7,000	$7,565,460
Series 2015S
5.00%, 7/15/33	10,000	12,062,300
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32-5/01/33	12,500	14,799,725
New York City Trust for Cultural Resources (American Museum of Natural History/The)
Series 2014A
5.00%, 7/01/33	4,080	4,869,929
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	11,081,455
New York City Water & Sewer System
Series 2009FF
5.00%, 6/15/27	15,110	17,508,864
Series 2013BB
5.00%, 6/15/46	5,000	5,786,750
New York Convention Center Development Corp.
AMBAC Series 2005
5.00%, 11/15/30	10,000	10,340,400
New York Liberty Development Corp. (3 World Trade Center LLC)
Series 2014
5.00%, 11/15/44(a)	2,250	2,406,060
5.375%, 11/15/40(a)	860	977,261
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,571,366
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19(b) (c)	792	8
New York Power Authority/The
Series 2007C
5.00%, 11/15/19-11/15/21	3,680	4,109,659
New York State Dormitory Authority
Series 2007A
5.00%, 7/01/17 (Pre-refunded/ETM)	1,200	1,328,496
Series 2007B
5.25%, 7/01/17 (Pre-refunded/ETM)	570	620,952
Series 2008A
5.75%, 7/01/18 (Pre-refunded/ETM)	5,165	6,041,914
New York State Dormitory Authority (Cabrini of Westchester)
Series 2006
5.10%, 2/15/26	1,850	2,056,460
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	4,925	5,828,442
Series 2008C
5.00%, 7/01/29	2,000	2,357,740
Series 2009A
5.00%, 7/01/25	2,465	2,877,542

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (County of Westchester NY Lease)
Series 2006A
5.00%, 8/01/17	$9,510	$10,145,173
New York State Dormitory Authority (Eger Health Care & Rehabilitation Center)
Series 2000
6.10%, 8/01/37	845	848,819
New York State Dormitory Authority (Manhattan College)
RADIAN Series 2007A
5.00%, 7/01/27	2,445	2,522,629
New York State Dormitory Authority (Montefiore Medical Center)
Series 2004
5.00%, 8/01/23	1,860	1,866,826
New York State Dormitory Authority (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,910,671
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2012A
5.00%, 5/15/27	2,700	3,250,233
Series 2013A
5.25%, 7/01/30	2,000	2,431,640
New York State Dormitory Authority (New York State Pers Income Tax)
Series 2012A
5.00%, 12/15/30(d)	7,980	9,623,561
New York State Dormitory Authority (New York University)
Series 2008A
5.00%, 7/01/29	4,220	4,746,403
New York State Dormitory Authority (North Shore-Long Island Jewish Health Care, Inc.)
Series 2007A
5.00%, 5/01/22	1,405	1,524,341
New York State Dormitory Authority (NYU Hospitals Center)
Series 2014
5.00%, 7/01/31	1,000	1,191,780
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	1,000	1,045,450
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	6,279,917
New York State Dormitory Authority (Saints Joachim & Anne Nursing & Rehabilitation Center)
Series 2002
5.25%, 7/01/27	1,000	1,000,220
New York State Dormitory Authority (State of New York Pers Income Tax)

	Principal Amount (000)	U.S. $ Value
Series 2008A
5.00%, 3/15/27	$2,350	$2,630,543
New York State Dormitory Authority (State University of New York)
Series 2010A
5.00%, 7/01/27-7/01/31	9,285	10,887,300
Series 2011A
5.00%, 7/01/28	6,690	7,957,822
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,905,718
Series 2012A
5.00%, 7/01/31	1,200	1,393,788
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,370,780
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2014
5.00%, 11/15/33	8,555	10,451,130
New York State Thruway Authority
AMBAC Series 2005B
5.00%, 10/01/15 (Pre-refunded/ETM)	995	1,026,273
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2005B
5.00%, 4/01/17	11,055	11,405,443
AMBAC Series 2005B
5.00%, 4/01/21	6,505	6,708,541
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	17,971,800
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/26-3/15/27	11,000	12,516,880
Series 2010A
5.00%, 3/15/28	5,000	5,968,500
Onondaga Civic Development Corp. (St Joseph’s Hospital Health Center)
Series 2012
5.00%, 7/01/42	2,610	2,689,683
Series 2014A
5.125%, 7/01/31	1,250	1,364,288
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/01/24	4,000	5,049,560
Orange County Funding Corp. (Mount St Mary College)
Series 2012A
5.00%, 7/01/37	1,320	1,452,713
Port Authority of New York & New Jersey
Series 2010

	Principal Amount (000)	U.S. $ Value
5.00%, 7/15/31	$13,000	$15,282,020
Series 2013178
5.00%, 12/01/31	5,000	5,858,900
Series 2014
5.00%, 9/01/31	5,000	5,922,800
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
Series 1997
5.75%, 12/01/22	6,820	6,845,984
Rensselaer County Industrial Development Agency (Rensselaer Polytechnic Institute)
Series 2006
5.00%, 3/01/26	7,505	7,851,656
Sachem Central School District
Series 2006
5.00%, 10/15/21-10/15/22	5,415	5,823,616
Seneca County Industrial Development Agency (New York Chiropractic College)
Series 2007
5.00%, 10/01/27	925	981,148
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,990	6,788,048
Series 2014C
5.00%, 7/01/31	2,500	2,898,250
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,630,441
Suffolk County Industrial Development Agency (New York Institute of Technology)
Series 2000
5.00%, 3/01/26	1,150	1,153,496
Triborough Bridge & Tunnel Authority
Series 2006A
5.00%, 11/15/16 (Pre-refunded/ETM)	6,715	7,278,791
Series 2008D
5.00%, 11/15/26	10,000	11,380,300
Series 2011A
5.00%, 1/01/28	5,000	5,973,950
Series 2013C
5.00%, 11/15/32	5,000	5,954,250
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,448,590
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,175	1,181,662
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	12,252,500
Westchester County Healthcare Corp/NY
Series 2010B
6.00%, 11/01/30	1,000	1,166,280

	Principal Amount (000)	U.S. $ Value
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	$1,800	$1,990,296
Yonkers Industrial Development Agency (Michael Malotz Skilled Nursing Pavilion)
Series 1999
5.65%, 2/01/39	655	676,464

		522,468,164

Arizona - 0.3%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	735	702,190
Goodyear Industrial Development Authority (Litchfield Park Service Co.)
Series 2001
6.75%, 10/01/31	1,000	1,001,060

		1,703,250

Florida - 0.3%
Hammock Bay Community Development District
Series 2004A
6.15%, 5/01/24	570	575,694
Marshall Creek Community Development District
Series 2002
6.625%, 5/01/32(b)	825	763,158

		1,338,852

Georgia - 0.1%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	509,525

Guam - 0.1%
Guam Government Waterworks Authority
Series 2005
6.00%, 7/01/15 (Pre-refunded/ETM)	500	511,580

Illinois - 0.2%
Plano Special Service Area No 3 (Plano Special Service Area No 3 Spl Tax)
Series 2005A
5.95%, 3/01/28	1,159	1,183,200

North Carolina - 0.2%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2005A
6.125%, 10/01/35	1,000	1,006,660

Ohio - 0.2%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
10.635%, 8/01/25	76	60,189
Series 2004A

	Principal Amount (000)	U.S. $ Value
7.125%, 8/01/25(b)	$1,200	$965,340

		1,025,529

Puerto Rico - 0.8%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,795	1,799,075
Series 2008
5.125%, 12/01/27	1,495	1,595,195
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	855,500

		4,249,770

Texas - 1.2%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	2,700	3,272,643
7.50%, 6/30/32	1,225	1,525,835
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,350	1,606,068

		6,404,546

Total Investments - 100.3% (cost $497,764,220)(e)		540,401,076
Other assets less liabilities - (0.3)%		(1,350,383)

Net Assets - 100.0%		$539,050,693

INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank	$2,200	1/25/26	SIFMA	*	4.108%	$582,905

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $3,383,321 or 0.6% of net assets.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(e)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,030,546 and gross unrealized depreciation of investments was $(393,690), resulting in net unrealized appreciation of $42,636,856.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.8% and 4.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
RADIAN	-	Radian Asset Assurance Inc.
SRF	-	State Revolving Fund

AB Municipal Income Fund, Inc. - New York Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$522,497,607		$17,903,469		$540,401,076

Total Investments in Securities		– 0	–	522,497,607		17,903,469		540,401,076
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	582,905		– 0	–	582,905
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$523,080,512		$17,903,469		$540,983,981

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$19,580,785		$19,580,785
Accrued discounts/(premiums)	3,594		3,594
Realized gain (loss)	(243,884)		(243,884)
Change in unrealized appreciation/depreciation	644,655		644,655
Purchases	2,590,701		2,590,701
Sales	(5,710,665)		(5,710,665)
Transfers in to Level 3	1,038,283		1,038,283
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$17,903,469		$17,903,469

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/15	$429,474		$429,474

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 20, 2015